Salary Deferral Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Salary Deferral Plans
Salary Deferral Plans
The Company provides its executive officers certain non-qualified pension benefits through an Executive Salary Continuation Plan ("the Plan") and Supplemental Executive Retirement Plan (SERP) Agreements ("SERP Agreements"). The Plan and SERP agreements were established by the Board of Directors to reward executive management for past performance and to provide additional incentive to retain the service of executive management. The Plan and SERP Agreements generally provide executives with benefits of a portion of their salary beginning at retirement through life. As a result, the Company has accrued a liability for future obligations under the Plan and SERP Agreements. At December 31, 2016 and 2015, the liability related to the Plan totaled $1,869,000 and $1,872,000, respectively. At December 31, 2016 and 2015 the liability related to the SERP Agreements totaled $1,846,000 and $1,161,000, respectively.
The Company has purchased life insurance policies to provide the benefits related to the Plan, which at December 31, 2016 and 2015 had a cash surrender value of $3,688,000 and $3,376,000, respectively, and a face value of insurance policies in force of $11,148,000 and $10,508,000, respectively. The life insurance policies remain the sole property of the Company and are payable to the Company.
The Company has also purchased Flexible Premium Indexed Deferred Annuity Contracts (“Annuity Contracts”) to provide benefits related to the SERP Agreements. The Annuity Contracts remain the sole property of the Company and are payable to the Company. At December 31, 2016 and 2015 the Annuity Contracts had a value of $10,804,000 and $8,939,000, respectively.
The Company has also purchased bank owned life insurance policies on its executive officers. The insurance policies remain the sole property of the Company and are payable to the Company. The cash surrender value of the life insurance contracts totaled $24,928,000 and $14,357,000 and the face amount of the insurance policies in force approximated $61,287,000 and $35,471,000 at December 31, 2016 and 2015, respectively.